Capital Stock and Net Earnings per Common Share (Components of Basic and Diluted Earnings Per Share) (FY) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net earnings for the year	$ 203	$ 209	$ 387	$ 434	$ 839	$ 845	$ 861
Denominator:
Weighted average common shares outstanding used in Basic EPS (in shares)	247.2	246.3	247.1	246.3	246.4	246.3	246.3
Assumed exercise of dilutive options and vesting of dilutive RSUs (in shares)	2.1	0.0	2.0	0.0	0.4	0.0	0.0
Weighted average common shares outstanding used in Diluted EPS (in shares)	249.3	246.3	249.1	246.3	246.8	246.3	246.3
Basic EPS (in usd per share)	$ 0.82	$ 0.85	$ 1.57	$ 1.76	$ 3.41	$ 3.43	$ 3.5
Diluted EPS (in usd per share)	$ 0.81	$ 0.85	$ 1.55	$ 1.76	$ 3.4	$ 3.43	$ 3.5